UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-7778

Analysts Investment Trust

(Exact name of registrant as specified in charter)

7750 Montgomery Road, Cincinnati, Ohio 45236

(Address of principal executive offices)

(Zip code)

Timothy E. Mackey

7750 Montgomery Road, Cincinnati, Ohio 45236

(Name and address of agent for service)

Registrant's telephone number, including area code: 513-792-5402

Date of fiscal year end: July 31

Date of reporting period: January 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

EQUITY ANALYSTS INC.

REGISTERED INVESTMENT ADVISER

ANALYSTS INVESTMENT TRUST

SEMI - ANNUAL REPORT

(UNAUDITED)

January 31, 2004

ANALYSTS STOCK FUND

ANALYSTS FIXED INCOME FUND

ANALYSTS AGGRESSIVE STOCK FUND

TABLE OF CONTENTS

S chedule of I nvestments- Analysts S tock F und

S chedule of I nvestments- Analysts Fixed I ncome F und

S chedule of I nvestments- Analysts A ggressive Stock F und

Statements of A ssets and L iabilities

Statements of O perations

S tatement of C hanges in Net Assets - Analysts S tock F und

S tatement of C hanges in Net Assets - Analysts Fixed I ncome F und

S tatement of C hanges- Analysts A ggressive Stock F und

F inancial H ighlights- Analysts S tock F und

F inancial H ighlights- Analysts Fixed I ncome F und

F inancial H ighlights- Analysts A ggressive Stock F und

N otes to Financial Statements

Trustees and Officers

Analysts Investment Trust
Analysts Stock Fund
SCHEDULE OF INVESTMENTS
January 31, 2004 (Unaudited)

Shares	Security Description	Value
Common Stock (100.00%)

Air Courier Services (1.88%)
2,200	Fedex Corp.	148,016

Air Transportation, Scheduled (1.50%)
7,900	Southwest Airlines Co.	118,105

Aircraft (1.54%)
2,900	Boeing Co.	121,075

Aircraft Engines & Engine Parts (1.58%)
1,300	United Technologies	124,202

Beverages (2.92%)
2,000	Diageo Plc ADR	106,400
2,600	Pepsico, Inc.	122,876
		229,276

Biological Products (3.78%)
2,900	Amgen, Inc. *	187,514
2,000	Gilead Sciences *	109,620
		297,134

Cable & Other Pay Television Services (2.00%)
4,600	Comcast Corp. *	156,860

Computer & Office Equipment (1.64%)
5,400	Hewlett Packard Co.	128,466

Computer Communications Equipment (1.92%)
5,850	Cisco Systems, Inc.	150,404

Construction Machinery & Equipment (1.49%)
1,500	Caterpillar, Inc.	117,195

Crude Petroleum & Natural Gas (1.86%)
3,800	Apache Corp.	146,224

Drilling Oil & Gas Wells (2.13%)
3,800	Nabors Industries, Ltd. *	167,200

Electromedical & Electrotherapeutic Apparatus (2.13%)
3,400	Medtronic, Inc.	167,348

Electronic Computers (1.83%)
4,300	Dell Computer Corp.	143,792
1,600	International Business Machines, Inc.	158,768
		302,560

Fats & Oils (1.40%)
7,000	Archer Daniels-Midland Co.	109,620

Federal & Federally Sponsored Credit Agencies (1.19%)
1,500	Federal Home Loan Mortgage Corp.	93,630

Finance Services (1.65%)
3,300	First Data Corp.	129,228

Fire, Marine & Casualty Insurance (2.12%)
2,400	American International Group, Inc.	166,680

General Industrial Machinery & Equipment (2.09%)
2,100	Illinois Tool Works, Inc.	164,010

Heating Equipment, Except Elec & Warm Air; & Pumping Fixtures (1.88%)
2,100	Fortune Brands	147,315

Hospital & Medical Service Plans (1.71%)
2,200	United Healthcare Corp.	133,936

Household Audio &Video Equipment (1.55%)
3,000	Sony Corp.	121,950

Investment Advice (0.01%)
13	Piper Jaffray, Inc. *	610

Malt Beverages (1.36%)
2,100	Anheuser Busch Companies, Inc.	106,512

National Commercial Banks (5.73%)
1,800	BankAmerica Corp.	146,628
3,000	Citigroup, Inc.	148,440
2,700	Wells Fargo & Co.	155,007
		450,075

Petroleum Refining (1.56%)
3,000	Exxon Mobil	122,370

Pharmaceutical Preparations (6.85%)
2,200	Forest Laboratories, Inc. Cl. A *	163,878
3,000	Johnson & Johnson	160,260
4,150	Mylan Laboratories, Inc.	101,218
2,500	Novartis AG ADR	112,875
		538,231

Plastic Materials, Synth Resin& Nonvulcan Elastomers (2.35%)
4,400	Dow Chemical	184,580

Primary Production of Aluminum (2.39%)
5,500	Aluminum Company of America	187,990

Radiotelephone Communications (1.50%)
4,600	Vodaphone Airtouch	117,760

Railroads, Line-Haul Operating (1.48%)
5,200	Norfolk Southern Corp.	115,960

Retail - Drug Stores and Proprietary Stores (2.02%)
4,600	Walgreen Co.	158,930

Retail-Lumber & Other Building Material Dealers (1.85%)
4,100	Home Depot, Inc.	145,427

Retail-Variety Stores (1.71%)
2,500	Wal-Mart Stores, Inc.	134,625

Security Brokers, Dealers & Floatation Companies (2.02%)
2,700	Merrill Lynch & Company, Inc.	158,733

Semicounductors & Related Devices (4.69%)
4,800	Intel Corp.	146,496
2,900	Xilinx, Inc.	121,510
9,000	Taiwan Semiconductor Company, Ltd. *	100,620
		368,626

Services-Advertising Agencies (2.20%)
2,100	Omnicom Group, Inc.	173,040

Services-Computer Processing & Data Preparation (1.59%)
4,000	Sungard Data Systems, Inc. *	124,520

Services-General Medical & Surgical Hospitals, NEC (1.56%)
5,000	Health Management Accosiation, Inc. Cl. A	122,550

Services-Motion Picture & Video Tape Production (2.05%)
6,700	Disney Enterprises, Inc.	160,800

Services-Prepackaged Software (5.45%)
6,500	Microsoft Corp.	179,725
8,400	Oracle Corp.	116,424
3,400	Symantec Corp. *	131,852
		428,001

Soap, Detergents, Cleaning Preparation, Perfumes & Cosmetics (1.93%)
1,500	Procter & Gamble Co.	151,620

State Commercial Banks (2.15%)
4,000	North Folk Bancorporation, Inc.	168,600

Surety Insurance (1.72%)
1,700	XL Capital Ltd. Cl. A	135,150

Telephone Communication (No Radiotelephone) (1.57%)
2,300	Level 3 Communications, Inc.	122,958

TOTAL COMMON STOCKS (Cost $6,593,462)		7,818,102

CASH EQUIVALENTS
43,128	First American Treasury Obligations Cl. A rate: .29	43,128

TOTAL CASH EQUIVALENTS		43,128

TOTAL INVESTMENTS - (100.11%)		7,861,230

LIABILITIES IN EXCESS OF OTHER ASSETS - (-0.11%)		(8,900)

NET ASSETS - 100.00%		$ 7,852,330

* Non Income Producing Securities

The accompanying notes are an integral part of the financial statements.

Analysts Investment Trust
Analysts Fixed Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2004 (Unaudited)
Shares	Security Description	Value
Common Stock (25.45%)

Real Estate Investment Trusts (1.88%)
2,900	Annaly Mortgage Management	56,898
1,700	Apartment Investment and Management Co.	59,806
2,000	Capital Automotive REIT	70,140
1,400	Carramerica Realty Corporation	44,478
3,580	Commericial Net Lease Realty, Inc.	65,514
2,000	Duke Realty Corp.	65,740
2,000	Equity Office Properties	59,300
1,600	First Industrial Realty Trust, Inc.	58,528
1,599	Health Care Properties Investors, Inc.	89,912
1,500	Hospitality Properties Trust	62,775
2,100	Sovran Self Storage, Inc.	78,330
2,500	Summitt Properties, Inc.	57,700

TOTAL COMMON STOCKS (Cost $605,505)		769,121

Preferred Stocks (9.84%)
2,000	BAC Capital Trust II	53,480
2,000	Citigroup Capital VIII	53,480
1,000	MBNA Capital E	27,580
2,000	Mississippi Power Capital Trust II	53,700
2,000	US Bancorop Capital IV	53,700
2,000	XL Capital Ltd. Series B	55,240

TOTAL PREFERRED STOCKS (Cost $286,268)		297,180

Corporate Bonds (51.39%)
50,000	American Telephone & Telegraph Co. 6.75%, 4/1/04	50,491
100,000	Boeing Capital Corp. 6.10%, 3/1/11	109,107
100,000	Credit Suisse First Boston USA, Inc. 6.50%, 1/15/12	112,009
100,000	Entergy Mississippi Corp. 6.45%, 4/1/08	102,329
100,000	General Electric Capital Corp. 8.65%, 5/15/09	122,552
100,000	Household Bank CD 7.20%, 4/12/07	108,272
100,000	International Lease Finance 5.625%, 6/1/07	107,675
75,000	John Hancock 5.625%, 12/01/08	80,983
200,000	Loews Corp. 6.75%, 12/15/06	216,544
100,000	National Rural Utilities 5.75%, 8/28/09	108,725
50,000	NationsBank Corp. 7.75%, 8/15/04	51,701
50,000	Pacific Bell Telephone Co. 6.25%, 3/1/05	52,396
100,000	Salomon Smith Barney 6.25%, 1/15/05	104,735
100,000	Sears Roebuck Acceptance 6.00%, 1/15/06	106,249
100,000	Target Corp. 7.50%, 8/15/10	119,112

TOTAL CORPORATE BONDS (Cost $1,503,586)		1,552,880

Mortgage-Backed Obligations (2.64%)
31,185	Empire Federal Home Loan Owner Trust 1998-2 9.03%, 6/25/24	32,434
13,322	FNMA REMIC 1992 Trust G10 Call J, 5.0%, 3/25/23	13,674
2,880	FNMA REMIC 1992 Trust G53 Call J, 7.0%, 9/25/22	3,100
30,000	Green Tree Financial Corp TST 1997-A, 7.87%, 3/15/28	30,000
414	Paine Webber CMO Trust Series 1998-I, 8.6%, 4/1/18	450

TOTAL MORTGAGE-BACK OBLIGATIONS (Cost $70,395)		79,658

Cash Equivalents
300,024	First American Treasury Obligations Cl. A rate: .29	300,024

TOTAL CASH EQUIVALENTS

TOTAL INVESTMENTS (99.25%)		2,998,863

OTHER ASSETS LESS LIABILITIES - 0.75%		22,679

NET ASSETS - 100.00%		$ 3,021,542

* Non Income Producing Securities

The accompanying notes are an integral part of the financial statements.

Analysts Investment Trust
Analysts Aggressive Stock Fund
SCHEDULE OF INVESTMENTS
January 31, 2004 (Unaudited)
Shares	Security Description	Value
Common Stock (93.26%)

Beverages (1.58%)
800	Constellation Brands, Inc. Cl. A *	26,832

Biological Products (No Disgnostic Substances (3.32%)
600	Gilead Sciences, Inc.	32,886
1,000	Medimmune, Inc. *	23,490
		56,376
Biotechnology & Drugs (4.40%)
1,800	Cisco Systems, Inc. *	46,278
1,400	Citrix Systems, Inc. *	28,420
		74,698
Drilling Oil & Gas Wells (1.75%)
800	Noble Corp. *	29,680

Electronic Computers (0.00%)
1,000	Dell Computer Corp. *	33,440

Electronic Connectors (0.00%)
1,500	Tyco Laboratories, Inc.	40,125

Fats and Oils (1.94%)
2,100	Archer Daniels-Midland Co.	32,886

Federal & Federally-Sponsored Credit Agencies (1.84%)
500	Federal Home Loan Mortgage Corp.	31,210

Finance Services (5.27%)
3,400	Charles Schwab Corp.	42,806
800	Morgan Stanley	46,568
		89,374

Laboratory Analystical Instrument (3.57%)
650	Millipore Corp. *	33,767
1,300	Perkinelmer, Inc.	26,845
		60,612

National Commercial Banks (4.69%)
1,100	J.P. Morgan Chase, Co.	42,779
1,300	U.S. Bancorp	36,751
		79,530

Oil & Gas Field Services, NEC (2.84%)
1,600	Halliburton Co.	48,240

Optical Instruments & Lenses (1.34%)
400	Kla-Tencor Corp. *	22,808

Orthopedic, Prosthetic & Surgical Appliances & Supplies (2.05%)
900	Biomet, Inc.	34,794

Pharmaceutical Preparations (11.16%)
500	Allergan, Inc.	41,425
1,000	Biovail Corp. *	22,170
500	Forest Laboratories, Inc. Cl. A	37,245
1,400	Medicis Pharmaceuticals Corp.	50,904
600	Teva Pharmaceuticals Ind.	37,554
		189,298

Printed Circuit Boards (2.09%)
1,200	Jabil Circuit *	35,520

Publishing & Printing (1.97%)
800	R.H. Donnelly *	33,440

Radio & TV Broadcasting & Communications Equipment (2.10%)
2,150	Motorola, Inc.	35,647

Real Estate Agents & Managers (2.00%)
1,500	Cendant Corp.	33,975

Refuse Systems (1.47%)
900	Waste Management	24,984

Retail-Building Materials, Hardware, Garden Supply (1.99%)
1,000	Sherwin Willaims Co.	33,740

Retail-Eating & Drinking P laces (2.16%)
1,000	Starbucks Corp. *	36,610

Retail-Family Clothing Stores (0.00%)
1,200	Nordstrom, Inc.	47,160

Retail-Grocery Stores (1.79%)
1,300	Albertsons, Inc.	30,368

Retail-Miscellaneous Shopping Goods Store (2.35%)
1,500	Staples, Inc.	39,915

Semiconductors & Related Devices (5.05%)
1,200	Cree, Inc. *	30,084
2,700	JDS Uniphase *	13,770
1,000	Xilinx, Inc. *	41,900
		85,754

Services-Computer Integrated Systems Design (1.94%)
700	Yahoo, Inc. *	32,886

Services-Motion Picture & Video Tape Production (3.81%)
1,300	Disney Enterprises, Inc.	31,200
1,900	Time Warner, Inc. *	33,383
		64,583

Services-Prepackaged Software (1.78%)
2,400	Bea Systems *	30,216
1,800	Netiq Corp. *	23,940
2,201	Oracle Corp. *	30,506
		84,662

Special Industry Machinery, NEC (3.83%)
1,400	Applied Materials, Inc. *	30,366
1,000	Silicon Valley Group, Inc. *	34,610
		64,976

Telephone Communications (No Radiotelephone) (2.84%)
900	Level 3 Communications, Inc.	48,114

TOTAL COMMON STOCKS (Cost $1,325,703)		1,582,237

Cash Equivalents
117,491	First American Treasury Obligations Cl. A rate: .29	117,491

TOTAL CASH EQUIVALENTS

TOTAL INVESTMENTS - -0.18%		1,699,728

OTHER ASSETS LESS LIABILITIES - -0.18%		(3,066)

NET ASSETS - 100.00%		$ 1,696,662

* Non Income Producing Securities

The accompanying notes are an integral part of the financial statements.

Analysts Investment Trust
STATEMENTS OF ASSETS & LIABILITIES
January 31, 2004 (Unaudited)

		Analysts Fixed	Analysts
	Analysts Stock	Income	Aggressive Stock
	Fund	Fund	Fund

Assets:
Investment Securities at Market Value	$ 7,861,230	$ 2,998,863	$ 1,699,728
(Cost $6,635,443 and $2,765,778 and $1,443,194 , respectively)
Cash	-	357	-
Dividends and Interest Receivable	4,435	26,011	796
Total Assets	7,865,665	3,025,231	1,700,524
Liabilities:
Accrued Expenses	13,335	3,689	3,862
Total Liabilities	13,335	3,689	3,862
Net Assets	$ 7,852,330	$ 3,021,542	$ 1,696,662

Net Assets Consist of:
Paid-In Capital	7,512,272	2,990,652	$ 2,325,758
Accumulated Undistributed Net Investment Income	(196,262)	12,977	(120,513)
Accumulated Undistributed Realized
Gain (Loss) on Investments - Net	(689,467)	(215,172)	(765,117)
Unrealized Appreciation/(Depreciation) in Value
of Investments Based on Identified Cost - Net	1,225,787	233,085	256,534
Net Assets	$ 7,852,330	$ 3,021,542	$ 1,696,662

Shares of Benefical Interest, No Par Value	382,619	211,991	206,722
Per Share Net Asset Value and Offering Price	$ 20.52	$ 14.25	$8.21
Offering Price Per Share	20.52

The accompanying notes are an integral part of the financial statements.

Analysts Investment Trust
STATEMENTS OF OPERATIONS
Six months ended January 31, 2004 (Unaudited)

		Analysts	Analysts
	Analysts Stock	Fixed Income	Aggressive Stock
	Fund	Fund	Fund

Investment Income:
Dividends	$41,184	$31,955	$ 4,685

Interest	69	47,700	77
Total Investment Income	41,253	79,655	4,762
Expenses:
Investment Advisory	76,886	22,393	21,994
Total Expenses	76,886	22,393	21,994

Net Investment Loss	(35,633)	57,262	(17,232)

Realized and Unrealized (Loss) on Investments:
Realized (Loss) on Investments	215,912	40,393	(21,036)
Unrealized Appreciation on Investments	695,373	74,785	278,063
Net Realized and Unrealized (Loss) on Investments	911,285	115,178	257,027

Net Increase (Decrease) in Net Assets from Operations	$ 875,652	$ 172,440	$ 239,795

The accompanying notes are an integral part of the financial statements.

ANALYSTS STOCK FUND
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Six months ended	Year ended
	January 31, 2004	July 31, 2003
FROM OPERATIONS:
Net Investment Income	$ (35,633)	$ (51,868)
Net Realized Gain (Loss) on Investments	215,912	(256,664)
Net Unrealized Appreciation (Depreciation)	695,373	1,122,849
Increase (Decrease) in Net Assets from Operations	875,652	814,317
From Distributions to Shareholders:
Net Realized Gain from Security Transactions	0	0
Net (Decrease) in Net Assets from Distributions	0	0

From Fund Share Transactions:
Proceeds from shares sold	688,814	943,696
Shares issued from reinevestment of distributions	0	0
Payment for shares redeemed	(784,897)	(1,355,195)
Net Increase (Decrease) from Share Transactions	(96,083)	(411,499)

Net Increase (Decrease) in Net Assets	779,569	402,818

NET ASSETS:
Net Increase (Decrease) in Net Assets	779,569	402,818
Net Assets at Beginning of Period	7,073,908	6,671,090
Net Assets at End of Period	$ 7,853,477	$ 7,073,908

The accompanying notes are an integral part of the financial statements.

ANALYSTS FIXED INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Six months ended	Year ended
	January 31, 2004	July 31, 2003
FROM OPERATIONS:
Net Investment Income	$ 57,262	$ 149,239
Net Realized Gain (Loss) on Investments	40,393	(127,413)
Net Unrealized Appreciation (Depreciation)	74,785	143,034
Increase (Decrease) in Net Assets from Operations	172,440	164,860
From Distributions to Shareholders:
Net Realized Gain from Security Transactions	(58,638)	(151,100)
Net Decrease in Net Assets from Distributions	(58,638)	(151,100)

From Fund Share Transactions:
Proceeds from shares sold	357,200	982,296
Shares issued from reinevestment of distributions	53,107	137,442
Payment for shares redeemed	(383,958)	(3,281,744)
Net Increase (Decrease) from Share Transactions	26,349	(2,162,006)

Net Increase (Decrease) in Net Assets	140,151	(2,148,246)

NET ASSETS:
Net Increase (Decrease) in Net Assets	140,151	(2,148,246)
Net Assets at Beginning of Period	2,881,391	5,029,637
Net Assets at End of Period	$ 3,021,542	$ 2,881,391

The accompanying notes are an integral part of the financial statements.

ANALYSTS AGGRESSIVE STOCK FUND
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Six months ended	Year ended
	January 31, 2004	July 31, 2003
FROM OPERATIONS:
Net Investment Income	$ (17,232)	$ (23,881)
Net Realized Gain (Loss) on Investments	(21,036)	(120,411)
Net Unrealized Appreciation (Depreciation)	278,063	438,686
Increase (Decrease) in Net Assets from Operations	239,795	294,394
From Distributions to Shareholders:
Net Realized Gain from Security Transactions	0	0
Net Decrease in Net Assets from Distributions	0	0

From Fund Share Transactions:
Proceeds from shares sold	148,271	252,032
Payment for shares redeemed	(161,555)	(184,118)
Net Increase (Decrease) from Share Transactions	(13,284)	67,914

Net Increase (Decrease) in Net Assets
from Shareholder Activity	226,511	362,308

NET ASSETS:
Net Increase in Net Assets	226,511	362,308
Net Assets at Beginning of Period	1,470,151	1,107,843
Net Assets at End of Period	$ 1,696,662	$ 1,470,151

The accompanying notes are an integral part of the financial statements.

ANALYSTS STOCK FUND
FINANCIAL HIGHLIGHTS
January 31, 2004 (Unaudited)
Selected data for a share outstanding throughout the period

	Six months	Year	Year	Year	Year
	ended	ended	ended	ended	ended
	1/31/2004	7/31/2003	7/31/2002	7/31/2001	7/31/2000

Net Asset Value at Beginning of Period	$ 18.33	$ 16.17	$ 21.05	$ 26.15	$ 28.41

Net Investment Income Loss	(0.09)	(0.13)	(0.16)	0.03	(0.05)
Net Gains or Losses on Securities
(Realized and Unrealized)	2.28	2.29	(4.72)	(3.60)	2.35
Total from Investment Operations	2.19	2.16	(4.88)	3.57	2.30

Distributions from Net Investment Income	-	-	-	-	-
Distributions from Capital Gains	-	-	-	(1.53)	(4.56)
Total Distributions	-	-	-	(1.53)	(4.56)

Net Asset Value at End of Period	$ 20.52	$ 18.33	$ 16.17	$ 21.05	$ 26.15

Total Return	11.96%	13.32%	(23.17)%	(13.51)%	14.21%

Ratios/Supplemental Data:
Net Assets at End of Period (000's omitted)	$ 7,852	$ 7,074	$ 6,671	$ 8,336	$ 9,636

Ratio of Expenses to Average Net Assets (a)	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of Net Investment Income (Loss) to
Average Net Assets (a)	(0.93)%	(0.80)%	(0.81)%	0.12%	(0.19)%

Portfolio Turnover Rate	45.21%	59.35%	88.91%	15.43%	0.00%

(a) Ratios are annualized for periods of less than one year, except for the total return ratio.

The accompanying notes are an integral part of the financial statements.

ANALYSTS FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
January 31, 2004 (Unaudited)
Selected data for a share outstanding throughout the period

	Six months	Year	Year	Year	Year
	ended	ended	ended	ended	ended
	1/31/2004	7/31/2003	7/31/2002	7/31/2001	7/31/2000

Net Asset Value at Beginning of Period	$ 13.72	$ 13.61	$13.31	$12.67	$13.24

Net Investment Income	0.27	$ 0.55	0.58	0.73	0.78
Net Gains or Losses on Securities
(Realized and Unrealized)	0.27	0.12	0.30	0.64	(0.51)
Total from Investment Operations	0.54	0.67	0.88	1.37	0.27

Distributions from Net Investment Income	-	(0.56)	(0.58)	(0.73)	(0.79)
Distributions from Capital Gains	-	-	-	-	(0.05)
Total Distributions	-	0.56	(0.58)	(0.73)	(0.84)

Net Asset Value at End of Period	$ 14.26	$ 13.72	$13.61	$13.31	$12.67

Total Return	5.92%	5.39%	6.77%	11.11%	2.32%

Ratios/Supplemental Data:
Net Assets at End of Period (000's omitted)	$ 3,022	$ 2,881	$5,029	$4,763	$3,896

Ratio of Expenses to Average Net Assets (a)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income (Loss) to
Average Net Assets (a)	3.83%	4.08%	4.30%	5.58%	6.24%

Portfolio Turnover Rate	5.24%	40.32%	21.18%	0.00%	11.30%

(a) Ratios are annualized for periods of less than one year, except for the total return ratio.

The accompanying notes are an integral part of the financial statements.

ANALYSTS AGRESSIVE STOCK FUND
FINANCIAL HIGHLIGHTS
January 31, 2004 (Unaudited)
Selected data for a share outstanding throughout the period

	Six months	Year	Year	Year	Year
	ended	ended	ended	ended	ended
	1/31/2004	6/30/2003	6/30/2002	6/30/2001	6/30/2000

Net Asset Value at Beginning of Period	$ 7.07	$ 5.61	$ 9.04	$12.32	$ 9.86

Net Investment Income	0.27	$ (0.11)	(0.16)	(0.16)	(0.17)
Net Gains or Losses on Securities
(Realized and Unrealized)	0.88	1.57	(3.27)	(3.12)	2.63
Total from Investment Operations	1.15	1.46	(3.43)	(3.28)	2.46

Distributions from Net Investment Income	-	-	-	-	-
Distributions from Capital Gains	-	-	-	-	-
Total Distributions	-	-	-	-	-

Net Asset Value at End of Period	$ 8.22	$ 7.07	$ 5.61	$ 9.04	$12.32

Total Return	16.09%	26.03%	(38.00)%	(26.60)%	24.99%

Ratios/Supplemental Data:
Net Assets at End of Period (000's omitted)	$ 1,697	$ 1,470	$1,108	$1,534	$2,119

Ratio of Expenses to Average Net Assets (a)	2.78%	2.75%	2.81%	3.00%	3.00%
Ratio of Net Investment Income (Loss) to
Average Net Assets (a)	7.12%	(1.94)%	(2.02)%	(1.58)%	(1.32)%

Portfolio Turnover Rate	10.04%	32.72%	76.33%	8.81%	1.36%

(a) Ratios are annualized for periods of less than one year, except for the total return ratio.

The accompanying notes are an integral part of the financial statements.

ANALYSTS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

1.

Significant Accounting Policies and Organization

Analysts Investment Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open end management investment company.  The Trust was established as an Ohio Business Trust under a Declaration of Trust dated May 28, 1993.  The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of the Analysts Stock Fund (Stock Fund), Analysts Fixed Income Fund (Fixed Income Fund), and the Analysts Aggressive Stock Fund (Aggressive Stock Fund, formerly the internet.fund) (the Funds).  The Stock Fund’s investment objective is to provide long term capital appreciation.  The Fixed Income Fund’s investment objective is to provide a high level of income over the long term consistent with preservation of capital.  The Aggressive Stock Fund’s objective is to provide long term growth through capital appreciation.  The following is a summary of the significant accounting policies of the Trust:

Securities Valuation - Equity securities, options and commodities listed on exchanges or on the NASDAQ are valued at the last quoted sale price as of the close of business on the day the securities are being valued.  Lacking a last sale price, a security is generally valued at its last bid price, except when, in Equity Analysts Inc.'s (the Adviser) opinion, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. Fixed income securities may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities.  A pricing service utilizes electronic data processing techniques to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. Corporate bonds, mortgage-backed obligations and asset backed and receivable backed securities are valued using the Adviser’s proprietary bond pricing model, which has been approved by the Board of Trustees.  When market quotations or pricing service prices or prices from the Adviser’s bond pricing model are not readily available, when the Adviser determines a proposed price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

Share Valuation - The net asset value per share is calculated daily by dividing the total value of each Fund's investments and other assets, less liabilities, by the total number of the Fund’s shares outstanding.

Investment Income and Distributions to Shareholders - Interest income is accrued as earned.  Dividend income is recorded on the ex-dividend date.  Distributions to shareholders arising from net investment income are declared and it is the intention that such distributions be paid quarterly.  Net realized capital gains, if any, are distributed to shareholders at least once per year.

Security Transactions - Security transactions are accounted for on a trade date basis, which is the date the order to buy or sell is executed.  Securities sold are valued on a specific identification basis.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Adviser to make estimates and assumptions that affect the amounts reported in these financial statements and accompanying notes.  The Adviser believes that the estimates utilized in preparing these financial statements are reasonable and prudent.  Actual results could differ from these estimates.

Federal Income Taxes - It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies.  As provided therein, in any fiscal year in which a Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (but not its shareholders) will be relieved of federal income tax on the income distributed.  Accordingly, no provision for income taxes is made.  In order to avoid imposition of the excise tax created by the Tax Reform Act of 1986 as amended by the Revenue Act of 1987, it is each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its realized capital gains (earned during the twelve months ended October 31 of the calendar year) plus undistributed amounts from prior years.

The Stock Fund, the Fixed Income Fund and the Aggressive Stock Fund have capital loss carryforwards expiring in 2008 to 2011 for federal income tax purposes of approximately $710,000, $107,000 and $778,000, respectively.

2.

Investment Transactions

Investment transactions in the Stock Fund, Fixed Income Fund and Aggressive Stock Fund for the six months ended January 31, 2004 are as follows:

	Stock Fund	Fixed Income Fund	Aggressive Stock Fund
Purchase of Investment Securities	$1,727,940	$68,344	$157,709
Proceeds from Sales and Maturities of Investment Securities	1,681,122	315,902	146,439

3.

Transactions with Affiliates and Related Parties

Timothy E. Mackey is the President, and Mark Strofe is the Treasurer, of Equity Analysts, Inc. (the Adviser), registered investment adviser to the Funds.  The Adviser manages each Fund under the terms of Management Agreements.  RiverPoint Capital Management, Inc. (formerly O’Sullivan Sims & Hogan, Inc.) (the Sub-Adviser), an unrelated registered investment adviser, is the sub-adviser to the Funds.  On July 26, 2002, RiverPoint accepted two new individuals as managing directors and shareholders causing a change of control and the automatic termination of the original sub-advisory agreement under the Investment Company Act of 1940, as amended.

Mutual Shareholder Services serves as transfer agent and accounting services agent, U.S. Bank serves as custodian.

Under the Management Agreements, the Adviser pays all of the expenses of the Funds except brokerage fees and commissions, taxes, interest and extraordinary expenses.  As compensation for investment advisory services and the Adviser’s agreement to pay the above Fund expenses, each Fund pays the Adviser a fee, computed and accrued daily, based upon the following annual rates:

		Fixed	Aggressive Stock
Average daily assets	Stock Fund	Income Fund	Fund
Up to and including $20 million	2.00%	1.50%	2.75%
From $20 million to $40 million	1.75%	1.25%	2.50%
From $40 million to $100 million	1.50%	1.00%	2.00%
Above $100 million	.75%	.75%	1.50%

The Sub-Adviser manages each of the Funds’ investment portfolios.  Under the terms of the sub-advisory agreement, the Adviser (not the Funds) pays the sub-adviser a fee based upon the average daily net assets of each Fund at the following rates:  Stock Fund, 0.50%; Fixed Income Fund 0.35%; Aggressive Stock Fund 0.65%.  With respect to the amount of assets in each Fund on the effective date of the original sub-advisory agreement, September 28, 2001, the sub-adviser has agreed to waive a portion of its fees during the first two years of the sub-advisory arrangement.  Fees paid during August 2003 through September 2003 with respect to the amount of assets in each Fund were at the following rates:  Stock Fund, 0.35%; Fixed Income Fund, 0.35%;   Aggressive Stock Fund, 0.45%.

4.

Fund Share Transactions

Proceeds and payments on shares of the Funds as shown in the Statements of Changes in Net Assets are the result of the following share transactions:

		Fixed	Aggressive Stock
	Stock Fund	Income Fund	Fund
Shares sold	688,814	357,200	148,271
Shares issued from reinvestment
of distributions	-	53,107
Shares redeemed	(784,897)	(383,958)	(161,555)
Net increase (decrease)	(96,083)	26,349	(13,284)
Shares at beginning of period	478,702	185,642	220,005
Shares at end of period	382,619	211,991	206,721

5.

Security Transactions

For Federal income tax purposes, the cost of investments owned at July 31, 2003, was the same as identified cost.  At July 31, 2003, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) by Fund was as follows:

	Gross	Gross	Net Appreciation
	Appreciation	Depreciation	(Depreciation)
Stock Fund	$ 747,757	$ (217,342)	$ 530,415
Fixed Income Fund	182,071	(23,963)	158,108
Aggressive Stock Fund	214,121	(235,656)	(21,535)

TRUSTEES AND OFFICERS

Timothy E. Mackey

President & Trustee

Mark Srofe

Treasurer

Walter E. Bowles, III

Trustee

Robert W. Buechner

Trustee

Chetan Demania

Trustee

Investment Advisor

Equity Analysts Inc.

7750 Montgomery Road

Cincinnati, OH 45236

513-792-5400

800-845-2611 (toll free)

513-984-2411 (Fax)

Sub Advisor

RiverPoint Capital Management, Inc.

250 West Court Street, Suite 312E

Cincinnati, OH 45202

Custodian

US Bank

425 Walnut Street

Cincinnati, OH 45202

Legal Counsel

Thompson Hine LLP

312 Walnut Street 14th Floor

Cincinnati, OH  45202

Auditors

BKD L.L.P

312 Walnut Street, Suite 3000

Cincinnati, OH  45201

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.  Not applicable.

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of __________________, 2003 [within 90 days of filing date of this Form N-CSR], the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Analysts Investment Trust

By /s/Timothy E. Mackey

*Timothy E. Mackey

  President

Date April 12, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Timothy E. Mackey

*Timothy E. Mackey

  President

Date April 12, 2004

By /s/Mark G. Strofe

*Mark G. Strofe

  Treasurer

Date April 12, 2004

* Print the name and title of each signing officer under his or her signature.